Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

During the fourth quarter of 2018, the Company received written notice from the New York Stock Exchange (the “NYSE”) that a NYSE Regulation review of the then-current distribution of the ordinary shares of the Company showed that it had fewer than 300 public holders and was therefore non-compliant with the relevant section of the NYSE Listed Company Manual. During the fourth quarter of 2018, the Company submitted a business plan demonstrating how it expected to return to compliance with the minimum public stockholders’ requirement within 18 months. In July 2019, the Company received a letter from the NYSE certifying that it is in compliance with the minimum public stockholders’ requirement as the Company now has more than 300 public holders.

On June 13, 2019, the Company entered into a Transaction Agreement pursuant to which the Company will acquire, directly or indirectly, all of the issued and outstanding shares of common and preferred stock of Accel. On July 22, 2019 the Company entered into an Amendment to the Transaction Agreement, which provides for certain administrative amendments to the Transaction Agreement including, among other things, amending the date by which the Transaction Agreement may be terminated if the closing of the Stock Purchase has not occurred from September 30, 2019 to November 30, 2019.

For further discussion of the Amendment to the Transaction Agreement, see Proposed Business Combination in Note 1 and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Proposed Business Combination.”

Management has performed an evaluation of subsequent events through August 2, 2019, the date the condensed consolidated financial statements were issued, noting no other items which require adjustment or disclosure.

9. Subsequent Events

Management has performed an evaluation of subsequent events through February 13, 2019, the date the financial statements were issued, noting no items which require adjustment or disclosure.